Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies
Basis of preparation
5.2.1 Basis of preparation
These 2022 Consolidated Financial Statements have been prepared in accordance with the International financial reporting standards, which comprise IFRS (International Financial Reporting Standards), IAS (International Accounting Standard) and their interpretations, SIC (Standards Interpretations Committee) and IFRIC (International Financial Reporting Interpretations Committee), as issued by the International Accounting Standards Board (“IASB”).
The preparation of financial statements in conformity with IFRS as issued by the IASB requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise its judgement in applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5.3.
For ease of presentation, numbers have been rounded and, where indicated, are presented in thousands of Euros. Calculations, however, are based on exact figures. Therefore, the sum of the numbers in a column of a table may not conform to the total figure displayed in the column.These consolidated financial statements were approved by the Management Board on March 21, 2023 and authorized for issuance by the Supervisory Board on March 22, 2023.
Impact of new, revised or amended Standards and Interpretations
5.2.2 Impact of new, revised or amended Standards and Interpretations
(a)New and amended standards adopted by the Group

Standard - Interpretation – Amendment		Effective Date	Effects
Amendments to IFRS 3, IAS 16, and IAS 37	Reference to the Conceptual Framework, Proceeds before Intended use and Onerous Contracts - Cost of Fulfilling a Contract	January 1, 2022	None
Amendments to IFRS1, IFRS 9, IFRS 16 and IAS 41	Annual Improvements to IFRSs 2018-2020 Cycle	January 1, 2022	None
No IFRS Interpretations Committee's agenda decisions had any material impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.
(b)New standards, amendments and interpretations issued but not effective for the financial year beginning January 1, 2022, and not early adopted.
The Group did not elect for early application of the following new standards, amendments and interpretations which were issued by the IASB but not mandatory as at January 1, 2022:
•IFRS 17 including Amendments to IFRS 17 – Insurance contracts
•Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies
•Amendments to IAS 8 – Definition of Accounting Policies
•Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction
These standards and amendments are not expected to have a material impact on the entity in the current reporting periods and on foreseeable future transactions.

Consolidation
5.2.3 Consolidation
Subsidiaries
Subsidiaries are entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.
The Group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of assets transferred, the liabilities incurred, and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs, other than those associated with the issue of debt or equity securities, are expensed as incurred. Identifiable assets acquired, liabilities, and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The excess of the consideration transferred over the fair value of the Company’s share of the identifiable net assets acquired is recorded as goodwill. If the fair value of the net assets of the acquired subsidiary exceeds the consideration, the difference is recognized directly in the income statement as a bargain purchase gain. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.
AssociatesAssociates are entities over which the Company has significant influence.
Foreign currency translation
5.2.4 Foreign currency translation
(a)Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in Euros which is Valneva SE’s functional and presentation currency.
(b)Transactions and balances
Foreign currency transactions are converted into the functional currency using exchange rates applicable on the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are recognized in the income statement.
(c)Subsidiaries
The results and financial position of all subsidiaries (none of which having the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are converted into the presentation currency as follows:
•assets and liabilities presented for each balance sheet are converted according to the exchange rate valid on the balance sheet date;
•from 2021 onward, income and expenses for each income statement are converted at monthly average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are converted on the dates of the transactions). In 2020, income and expenses for each income statement were converted using exchange rates applicable on the dates of the transactions); and
•all resulting exchange differences are recognized as other comprehensive income and are shown as other reserves.
When a foreign operation is partially disposed of or sold, exchange differences that had been recorded in equity are recognized in the income statement as part of the gain or loss on sale.

Financial risk management
5.2.5 Financial risk management
The Group’s activities expose it to a variety of financial risks: market risk (including currency risk and interest rate risk), credit risk, and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.
Financial risk management is carried out under the CFO’s responsibility and is closely supervised by the Management Board. The Group’s risk management systems identify, evaluate and manage financial risks. The Management Board submits regular reports on its risk management systems, including the management of financial risks, to the Audit Committee of the Supervisory Board.
(a)Market risk
Foreign exchange risk
The Group operates internationally and is exposed to foreign exchange risks arising from various currencies, primarily with respect to the British Pound (GBP), the Canadian Dollar (CAD), the Swedish Krona (SEK) and the US Dollar ($). The foreign exchange risks from the exposure to other currencies, including the Danish Krone, the Swiss Franc and the Norwegian Krone, are relatively limited. Foreign exchange risks arise from future commercial transactions, recognized assets and liabilities, and net investments in foreign operations.
The objective of the Group is to limit the potential negative impact of the foreign exchange rate changes, for example by currency conversion of cash and cash equivalents denominated in foreign currency and by using foreign currency options.
The Group has certain investments in foreign operations, the net assets of which are exposed to foreign currency translation risk.
The following table details the Group’s sensitivity to a 10% increase and decrease in currency units against the relevant foreign currencies. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the year-end for a 10% change in foreign currency rates. The sensitivity analysis includes external loans as well as loans to foreign operations within the Group where the denomination of the loan is in a currency other than the currency of the lender or the borrower. A positive number below indicates an increase in pre-tax profit or a reduction in pre-tax loss. With all other variables held constant, the impact from changes in exchange rates on the pre-tax result would be as follows:

	Year ended December 31,
(In € thousand)	2022	2021
EUR/$ +10%	13,873	6,818
EUR/$ -10%	(16,956)	(8,334)
EUR/GBP +10%	(6,605)	(11,986)
EUR/GBP -10%	8,073	14,650
EUR/SEK +10%	(2,761)	(2,884)
EUR/SEK -10%	3,374	3,525
EUR/CAD +10%	(616)	(557)
EUR/CAD -10%	753	681
As at December 31, 2022, the increase in the foreign currency exchange risk in $ were mainly caused by a significant increase in intercompany (IC) receivables denominated in $ in Valneva Austria GmbH.
As at December 31, 2022, the decrease in the foreign currency exchange risk in GBP was caused by lower refund liabilities denominated in GBP in Valneva Austria GmbH relating to the COVID-19 vaccine program (see Note 5.1).
As at December 31, 2022, there are no material changes in the foreign currency exchange risk in SEK, which is in line with the stable level of IC receivables within the group denominated in SEK.
While the Group utilized a hedging strategy to lower its exposure to non-Euro currencies, there is a business need to keep a certain level of non-Euro funds available in its accounts at any time in order to cover payment obligations denominated in GBP or $. In addition, revaluation of certain non-Euro cash balances is offset by revaluation of non-Euro denominated refund liabilities on the Group’s balance sheet (see Note 5.29).
Interest rate risks
The Group is exposed to market risks in connection with hedging both its liquid assets and its medium and long-term indebtedness and borrowings subject to variable interest rates.
Borrowings issued at variable rates expose the Group to cash flow interest rate risks, which are offset by cash and financial assets held at variable rates. During 2022, as well as 2021 and 2020, the Group’s investments at variable rates, as well as the borrowings at variable rates, were denominated in €, SEK, $, CAD and GBP.
The Group analyzes its interest rate exposure on a dynamic basis. Based on this analysis, the Group calculates the impact on profit and loss of a defined interest rate change. The same interest rate change is used for all currencies. The calculation only includes investments in financial instruments and cash in banks that represent major interest-bearing positions. As at December 31, 2022 and December 31, 2021, no material interest risk was identified. In case of increasing interest rates the positive effect from cash in banks will be higher than the negative effect from variable interest-bearing liabilities; in case of decreasing interest rates there will be no material negative impact.
(b)Credit risks
The Group is exposed to credit risk. Valneva holds bank accounts, cash balances, and securities at sound financial institutions with high credit ratings. To monitor the credit quality of its counterparts, the Group relies on credit ratings as published by specialized rating agencies such as Standard & Poor’s, Moody’s, and Fitch. The Group has policies that limit the amount of credit exposure to any single financial institution. The Group is also exposed to credit risks from its trade debtors, as its income from product sales, collaborations, licensing and services arises from a small number of transactions. The Group has policies in place to enter into such transactions only with highly reputable, financially sound counterparts. If customers are independently rated, these ratings are used. Otherwise, when there is no independent rating, a risk assessment of the credit quality of the customer is performed, taking into account its financial position, past payment experience and other relevant factors. Individual credit limits are set based on internal or external ratings in accordance with signature authority limits as set by the Management Board. Most of the trade receivables are receivables from governmental institutions with high credit rating (AAA-country or AA-country). The credit quality of financial assets is described in Note 5.17.3.
(c)Liquidity risks
The Group is exposed to liquidity risk due to the maturity of its financial liabilities and the fluctuations of its operating cash-flow, and the potential implementation of early repayment clauses in loan or grant agreements. Furthermore, fluctuations in the Group’s operating cash flow during accounting periods also generate liquidity risks. Prudent liquidity risk management therefore implies maintaining sufficient cash resources, cash equivalents and short-term deposits in order to satisfy ongoing operating requirements and the ability to close out market positions. Extraordinary conditions on the financial markets may, however, temporarily restrict the possibility to liquidate certain financial assets.
Although it is difficult to predict future liquidity requirements, the Group considers that the existing cash and cash equivalents as at December 31, 2022 will be sufficient to fund the operations for at least the 12 months from the date of authorization for issuance of these consolidated financial statements. For the existing loan agreement with covenants, amendments were agreed to reduce the minimum liquidity covenant and the minimum revenue covenant to prevent a breach of the covenants (see Note 5.24.1).
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

AS AT 31 DECEMBER, 2021 (In € thousand)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Between 5 and 10 years	Between 10 and 15 years	Over 15 years	Total
Borrowings	7,121	48,560	20,534	1,765	—	—	77,980
Lease liabilities	4,060	29,011	5,761	12,798	9,928	1,905	63,464
Refund liabilities	101,070	132,355	55,000	12,720	—	—	301,145
Trade payables and accruals	68,119	—	—	—	—	—	68,119
Tax and employee-related liabilities[3]	10,101	—	—	—	—	—	10,101
Other liabilities	27	25	—	—	—	—	52
	190,499	209,952	81,295	27,282	9,928	1,905	520,861

[3]Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.

AS AT 31 DECEMBER, 2022 (In € thousand)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Between 5 and 10 years	Between 10 and 15 years	Over 15 years	Total
Borrowings	11,629	74,815	44,859	939	—	—	132,242
Lease liabilities	26,674	5,915	5,706	11,620	9,568	80	59,563
Refund liabilities	140,098	—	7,000	—	—	—	147,098
Trade payables and accruals	41,491	—	—	—	—	—	41,491
Tax and employee-related liabilities[3]	10,778	—	—	—	—	—	10,778
Other liabilities	87	—	—	—	—	—	87
	230,756	80,731	57,565	12,559	9,568	80	391,260
[3]Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.

The fair values as well as the book values of the Group’s borrowings are disclosed in Note 5.24. To manage liquidity risk, the Group holds sufficient cash, cash equivalents and short-term deposit balances.

Capital risk management
5.2.6 Capital risk management
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide benefits for shareholders and for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. The Group actively manages its funds to primarily ensure liquidity and principal preservation while seeking to maximize returns. The Group’s cash and short-term deposits are located at several different banks. In order to maintain or adjust the capital structure, the Group may issue new shares or sell assets to reduce debt.
In order to pursue its business strategy to grow into a major, self-sustainable vaccine company through organic growth and opportunistic mergers & acquisitions, the Group may rely on additional equity and debt financing. Capital consists of “Equity” as shown in the consolidated balance sheet.
Fair value estimation	5.2.7 Fair value estimationThe carrying value less impairment provision of trade receivables and payables are assumed to approximate their fair values due to the relatively short maturity of the respective instruments.
Segment information
The Company’s Management Board, as its chief operating decision maker, considers the operational business from a product rather than geographic perspective and has identified four reportable segments. Key performance indicators include revenue and operating profitability.
The individual segments consist of the following:
•“Commercialized products” (marketed vaccines, currently the Group’s vaccines IXIARO and DUKORAL as well as third-party products)
•“COVID” (development, manufacturing, and distribution related to VLA2001)
•“Vaccine candidates” (proprietary research and development programs aiming to generate new products in order to generate future cash flows from product sales or from commercialization through partnering with pharmaceutical companies, excluding the COVID-19 vaccine candidate, which is presented separately). With the transfer of the license of Valneva’s Lyme vaccine candidate VLA15 to Pfizer in December 2020, all related revenues and costs were moved from the “Vaccine candidates” segment to the “Technologies and services” segment.
•“Technologies and services” (services and inventions at the commercialization stage, i.e. revenue generated through collaborations, service, and licensing agreements). With the transfer of the license of
Valneva’s VLA15 Lyme vaccine candidate to Pfizer in December 2020, all related revenues and costs were moved from the “Vaccine candidates” segment to the “Technologies and services” segment.
Revenue from contracts with customers	The Group’s product sales contracts generally include one nature of performance obligation. Revenue is recognized at the point in time when the identified performance obligation is transferred to the customer, so when the customer obtains control over the goods at the time of shipment or when the product is received by the customer, depending on the terms of the agreement, which generally happen within few days. Sales contracts with retailers and with the Department of Defense (DoD) in the United States are shown as "direct product sales", whereas sales to distributors are reported as "indirect sales - sales through distributors".Some of the Group’s product sales agreements include retrospective rebates, charge-back clauses, discounts and under certain conditions return rights which give rise to variable consideration under IFRS 15. The constraint on variable consideration (expected rebates, discounts and considerations for product returns) are taken into account and recognized on an accrual basis and reported as refund liabilities or as contract liabilities (for replacement doses) in the consolidated balance sheet.
In most cases, Valneva sells the products through retailers. When more than one party is involved in providing or distributing goods or services, the standard requires an entity to determine whether itself and its retailers are principals or agents in these transactions by evaluating the nature of its promises to the customer. An entity is a principal if it controls a promised good or service before transferring that good or service to the customer. An entity is an agent if its role is to arrange for another entity to provide the goods or services. Indicators that control has been transferred are that a) the retailer is primarily responsible for fulfilling the promise to its customers, b) the retailer has inventory risk, and c) the retailer has discretion in establishing the price for the sale to its customers. One of Valneva’s retailers has extensive rights to return and consequently no inventory risk and does not have the power to establish the price for the sales to its customers. Therefore, this retailer acts as agent rather than as principal. All of Valneva’s other retailers act as principal. While revenues to principals are recognized when the control is transferred to the principals, revenue from product sales to agents are recognized when the control is transferred to the final customer, when the goods are delivered to the final customer. Distribution costs and other amounts payable to customers are deducted from revenue for principals, and costs paid to agents are recognized as “Marketing and distribution expenses”.
Valneva also sells products acquired from third parties. Valneva considers that it is acting as principal given that it controls products before transferring them to the final customer. More specifically, Valneva has an inventory risk before the goods have been transferred to customers and has discretion in establishing the prices. Revenue is recognized when the product is delivered to the customers. Products purchased from third parties are recognized as “inventory” in the balance sheets and when sold as “cost of goods” in the statements of income.
The Group generates other revenues for its product candidates and proprietary technologies. The contracts in place often include several different promised goods or services such as research licenses, commercial licenses and further R&D services. The terms of such agreements include license fees received as initial fees, annual license maintenance fees and fees to be paid upon achievement of milestones, as well as license option fees and fees for the performance of research services. In addition, the Group’s licensing arrangements generally provide for royalties payable on the licensee’s future sales of products developed within the scope of the license agreement. Revenue recognized due to the termination of agreements is recognized in other revenues.
The Group’s license contracts in place provide distinct right to use licenses, and therefore the revenue is recognized at the point in time at which the licensee is able to direct the use of and benefit from the license. The consideration for licensing contracts may consist of fixed and variable parts. In case of right-to-use licenses, the fixed part of the consideration is recognized at the point in time when the licensee is able to direct the use and benefit from the license. For any variable consideration, revenue is recognized at the point in time when the variable consideration constraint is removed.
Revenue for research and development services within the Group’s contracts currently in place is recognized over time. The progress is measured on an input basis (costs incurred related to total costs expected). This input method is considered an appropriate measure of the progress towards complete satisfaction of these performance obligations under IFRS 15.
Variable considerations are included in revenues only to the extent that it is highly probable that a significant reversal in the amount of the cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. At the end of each reporting period, the Group updates the estimated transaction price and its assessment of whether an estimate of variable consideration is constrained. Amounts allocated to a satisfied performance obligation are recognized as revenue, or as a reduction of revenue, in the period in which a change in estimate of variable consideration occurs. Revenues from license royalties are recognized when the underlying product sales occur.
A contract liability has to be recognized, when the customer already provided the consideration or part of the consideration, before an entity has fulfilled its performance obligation (agreed goods or services which should be delivered or provided), resulting from the “contract”.
Grants
Grants from governmental agencies and non-governmental organizations are recognized where there is reasonable assurance that the grant will be received and the Group will comply with all conditions.
Grant monies received as reimbursement of approved research and development expenses are recognized as other income when the respective expenses have been incurred and there is reasonable assurance that funds will be received. Advance payments received under such grants are deferred and recognized when these conditions have been met. Advanced payments received which need to be repaid are recognized as borrowings (see Note 5.24.1).
Government grant monies received to support the purchase of property, plant and equipment are included in non-current liabilities as deferred government grants and are credited to the income statement on a straight-line basis over the expected lives of the related assets.

Research and development tax credits	Research and development tax credits granted by tax authorities are accounted for as grants under IAS 20. As a consequence, the portion of the research tax credit covering operating expenses is recognized in the income statement in “Other income and expenses, net” and the portion covering capitalized development expenditures under “Intangible assets” is recorded as deduction from the assets relating to fixed assets.
Income tax benefit/(expense)	The tax expense for the period comprises current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively. The current Income tax income/(expense) is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, based on amounts expected to be paid to the tax authorities.
Deferred income tax benefit/(expense)
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.
Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not be reversed within the foreseeable future.
Intangible assets
Computer software
Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and implement the specific software. These costs are amortized on a straight-line basis over their estimated useful lives, generally three to six years.
Costs associated with developing or maintaining computer software programs are recognized as expenses when they were incurred.
The costs of computer software subject to a software as a service agreement (SaaS) are recognized as expenses when they are incurred.
Acquired research and development technology and projects
Acquired research and development technology projects are capitalized. Amortization of the intangible asset over its useful life starts when the product has been fully developed and is ready for use. These costs are amortized on a straight-line basis over their useful lives. This useful life is determined on a case-by-case basis according to the nature and characteristics of the items included under this heading. The main current acquired research and development technology project is amortized over periods of 24 years, which is based on the patent life and technological replacement of a newer vaccine generation.
Development costs
Research expenses are recognized as expenses when incurred. Development expenses incurred on clinical projects (related to the design and testing of new or significantly improved products) are recognized as intangible assets when the following criteria have been fulfilled:
•it is technically feasible to complete the intangible asset so that it will be available for use or sale;
•management intends to complete the intangible asset and to utilize or sell it;
•there is an ability to utilize or sell the intangible asset;
•it can be demonstrated how the intangible asset will generate probable future economic benefits;
•adequate technical, financial, and/or other resources to complete the development and to utilize or sell the intangible asset are available; and
•the expenditure attributable to the intangible asset during its development can be reliably measured.
Other development expenditures that do not meet these criteria are recognized as expenses when they are incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use on a straight-line basis over its useful life, generally 10-15 years. In 2022 and 2021, no development costs have been capitalized.

Leases (right of use assets and lease liabilities)
The Group leases various premises, equipment, and vehicles. Rental contracts are typically made for fixed periods ranging from a few months to five years. The rental contracts for the premises in Sweden (10 and 20 years) and Austria (15 years) include a significantly longer fixed period. Generally, the rental contracts do not include an option for early termination or prolongation of the rental period. The rental contracts for the premises in Solna, Sweden include options to terminate the agreements earlier. The notice period is between one and six years. At the commencement date, it was not reasonably certain that these early termination options were to be exercised, so they were not included in the valuation of the lease liabilities and right of use assets.
Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.
Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, which is generally the case for leases in the Group, the Group uses its incremental borrowing rate. The incremental borrowing rate depends on the term, currency and start date of the lease and is determined based on a series of inputs including: the risk-free rate based on government bond rates; a country-specific risk adjustment; a credit risk adjustment based on bond yields; and an entity-specific adjustment when the risk profile of the entity that enters into the lease is different than that of the Group and the lease does not benefit from a guarantee from the Group. Valneva uses incremental borrowing rates between 0.013% and 6.523%, depending on the currency and the remaining term until maturity. For the rental contracts for the premises in Sweden interest rates of 2.493% and 3.401% were determined following significant increases in right of use assets in Sweden.
The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset. This includes also the major contracts for the premises in Austria and Sweden, which contain variable payments based on inflation rates or on published interest rates.
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.
Payments associated with short-term leases of equipment and vehicles and all leases of low-value assets (below €5,000) are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less and for which there is no option for the lessee to prolong the contract to more than 12 months or there is no reasonable certainty that such an option will be exercised. Low-value assets comprise mainly IT equipment and small items of office furniture.
The Group does not have residual value guarantees in the rental contracts.

Property, plant and equipment
Property, plant and equipment mainly comprise a manufacturing facility and leasehold improvements in rented office and laboratory space. All Property, plant and equipment are stated at historical cost less depreciation and less impairment losses when necessary. Historical cost includes expenditure that is directly attributable to the acquisition of the items.
Subsequent costs are included in the asset’s carrying amount or are recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and that the cost of the item can be measured reliably. All other repairs and maintenance are charged to the income statement during the financial period in which they incur.
Property, plant and equipment include machinery, for which validation is required to bring the asset to its working condition. The costs of such validation activities are capitalized together with the cost of the asset. Validation costs beyond the normal validation costs, which are usually required to bring an asset to its working condition, are expensed immediately. The usual validation costs are capitalized on the asset and depreciated over the remaining life of the asset or the shorter period until the next validation is usually required.
Impairment testing	At the end of each reporting period Valneva assesses whether there is any indication that an asset may be impaired. Indicators for the necessity of an impairment test are, among others, actual or expected declines in sales or margins and significant changes in the economic environment with an adverse effect on Valneva’s business. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less selling costs and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). The cash-generating units correspond with the specific vaccine products and vaccine candidates. Non-financial assets, other than goodwill, that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.
Investments in associates
An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.
The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5. Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Company’s share of the profit or loss and other comprehensive income of the associate. When the Company’s share of losses of an associate exceeds the Company’s interest in that associate (which includes any long-term interests that, in substance, form part of the Company’s net investment in the associate), the Company discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate.
The requirements of IAS 28 are applied to determine whether there is any objective evidence that its net investment in the associate is impaired after the initial recognition of the net investment (a "loss event"). When, and only when, there is a loss event existing and the impact on the estimated future cash flows from the net investment can be reliably estimated, the entire carrying amount of the investment is tested for impairment in accordance with IAS 36 as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount. Any impairment loss recognized forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.
Financial instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value at each balance sheet date.
The valuation techniques utilized for measuring the fair values of assets and liabilities are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect management’s market assumptions.
The fair value of instruments that are quoted in active markets are determined using the quoted prices where they represent those at which regularly and recently occurring transactions take place. Furthermore, the Group uses valuation techniques to establish the fair value of instruments where prices, quoted in active markets, are not available.

Inventories	Inventories are stated at the lower of cost and net realizable value. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related production overheads (based on normal operating capacity) at standard costs. The variances between the actual costs and the standard costs are calculated monthly and allocated to the inventory, so there is no difference between actual and standard costs. Inventories exclude borrowing costs. Provisions for batches which fail to meet quality requirements and may not be sold (failed batches) are deducted from the value of inventories.
Trade receivables
Trade receivables and other assets are initially recognized at fair value.
The carrying amount of trade receivables is reduced through an allowance for doubtful account. When a trade receivable is considered uncollectible, it is written off against this allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in the profit or loss.
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They arise when the Group provides money, goods, or services directly to a debtor with no intention of trading the receivable.
They are included in current assets, except those with maturities beyond 12 months after the balance sheet date. These are classified as non-current assets. Loans and receivables are classified as “trade receivables and other assets” in the balance sheet.

Cash and cash equivalents	Cash includes cash-at-bank, cash in hand, and deposits held at call with banks. Cash equivalents include short-term bank deposits and medium-term notes that can be assigned or sold on very short notice and are subject to insignificant risk of changes in value in response to fluctuations in interest rates with a maximum maturity of three months.
Equity
Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, if any, from the proceeds.
When the Company purchases its own equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes, if any) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled, reissued or otherwise disposed of. In cases where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental transaction costs and related income tax effects is included in equity attributable to the Company’s equity holders.
The profit or loss for the year is fully included in net result, while other comprehensive income solely affects retained earnings and other reserves.

Share-based compensation
The fair value of such share-based compensation is recognized as an expense for employee services received in exchange for the grant of the options. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options granted, excluding the impact of any non-market vesting conditions. Non-market vesting conditions are included in assumptions about the number of options that are expected to become exercisable. Annually, the Group revises its estimates of the number of options that are expected to become exercisable. It recognizes the impact of the revision of original estimates, if any, in the income statement and makes a corresponding adjustment to equity.
The proceeds received net of any directly attributable transaction costs are credited to nominal capital (nominal value) and share premium (amount exceeding nominal value) when the options are exercised.

Borrowings
Borrowings are initially recognized at fair value if determinable, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

Trade payables and accruals	Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less. Trade payables are recognized initially at fair value. Short-term trade payables are subsequently measured at the repayment amount.
Refund liabilities	A refund liability has to be recognized when the customer already provided a consideration which is expected to be refunded partially or totally. It is measured at the amount the Company has an obligation to repay or amounts which did not meet the criteria for revenue recognition in the past, but there are no remaining goods and services to be provided in future.
Provisions	Share-based provisions
Employer contribution costs on share-based compensation plans and phantom shares are calculated at the balance sheet date using the share price of Valneva as at December 31, 2022: €6.22 (December 31, 2021: €24.5).
(b)Retirement termination benefits
Some Group companies provide retirement termination benefits to their retirees.
For defined benefit plans, retirement costs are determined once a year:
•Up to December 31, 2020, using the projected unit credit method where each period of service gave rise to an additional unit of benefit entitlement and where each unit was measured separately to determine the final obligation.
•From December 31, 2021 onward, under the new calculation method proposed by the IFRS IC and according to the updated recommendation of the ANC n 2013-02 as at December 31, 2021: under this method, when the plan provides for the payment of an indemnity to the employee, if he or she is present at the date of retirement, the amount of which depends on seniority and is capped at a certain years of service, the commitment must be calculated solely on the basis of the years of service prior to the retirement date.
The final obligation is then discounted. These calculations mainly use the following assumptions:
•a discount rate;
•a salary increase rate;
•an employee turnover rate.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise.
For basic schemes and defined contribution plans, the Group recognizes the contributions as expenses when payable, as it has no obligations over and above the amount of contributions paid.